SHARE BASED COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Stock-based compensation expense	$ 2,832	$ 1,827
Stock Options
Statement [Line Items]
Stock-based compensation expense	(1,383)	(559)
RSUs
Statement [Line Items]
Stock-based compensation expense	(1,435)	(1,034)
PSUs
Statement [Line Items]
Stock-based compensation expense	(14)	(234)
Share-based Compensation
Statement [Line Items]
Stock-based compensation expense	$ (2,832)	$ (1,827)